Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND)
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Pacific FundsSM Portfolio Optimization Aggressive-Growth (formerly named PL Portfolio Optimization Aggressive Fund)
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	This Fund seeks high, long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 87 in the Fund’s prospectus.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the portfolio turnover rate was 20% of the average value of the Fund.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, either during the annual update of the Model or intra-year, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Underlying Fund.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund expects to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

			For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Risks section in the prospectus.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, which assumes that asset classes may not move in tandem and that positive returns in an asset class will help offset negative returns in other investments, you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of asset classes in general may also diverge from historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in the fund of funds.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Focus Risk: If the Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically-diversified funds.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which an Underlying Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and an Underlying Fund may lose value, regardless of the individual results of the securities and other instruments in which an Underlying Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Price Volatility Risk: The value of an Underlying Fund’s investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose an Underlying Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact an Underlying Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]		rr_RiskLoseMoney	There may be losses in the value of an investment as asset values fluctuate and you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index that corresponds to the larger of the Fund’s broad asset class allocations. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE (Net), and 5% Barclays U.S. Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the PL Portfolio Optimization Aggressive Composite Benchmark, which returns are also shown in the table. The Fund's current Model was implemented on or about July 29, 2015, and changed the Fund's broad asset class allocations. Accordingly, performance figures shown for the periods before that date represent performance of the Fund's previous asset class allocations. Historically, each component of the composite benchmark has been disclosed in the table. To simplify the presentation, the table includes the Fund’s broad-based market index and the composite benchmark. The bar chart shows the performance of the Fund’s Class A shares.

			Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index that corresponds to the larger of the Fund’s broad asset class allocations.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class A return for the period 1/1/15 through 6/30/15: 2.52% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.61%; Q4 2008: (23.72%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE (Net), and 5% Barclays U.S. Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity) and thus has replaced the PL Portfolio Optimization Aggressive Composite Benchmark, which returns are also shown in the table.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.57%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	1.49%
1 year		rr_ExpenseExampleYear01	$ 693
3 years		rr_ExpenseExampleYear03	1,011
5 years		rr_ExpenseExampleYear05	1,351
10 years		rr_ExpenseExampleYear10	2,308
1 year		rr_ExpenseExampleNoRedemptionYear01	693
3 years		rr_ExpenseExampleNoRedemptionYear03	1,011
5 years		rr_ExpenseExampleNoRedemptionYear05	1,351
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,308
2005		rr_AnnualReturn2005	9.00%
2006		rr_AnnualReturn2006	17.22%
2007		rr_AnnualReturn2007	6.54%
2008		rr_AnnualReturn2008	(40.02%)
2009		rr_AnnualReturn2009	33.28%
2010		rr_AnnualReturn2010	15.51%
2011		rr_AnnualReturn2011	(4.20%)
2012		rr_AnnualReturn2012	14.93%
2013		rr_AnnualReturn2013	19.86%
2014		rr_AnnualReturn2014	4.18%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class A return for the period 1/1/15 through 6/30/15:
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.52%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.72%)
Label		rr_AverageAnnualReturnLabel	Class A (incepted December 31, 2003)
1 year		rr_AverageAnnualReturnYear01	(1.54%)
5 years		rr_AverageAnnualReturnYear05	8.47%
10 years		rr_AverageAnnualReturnYear10	5.03%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.32%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	2.24%
1 year		rr_ExpenseExampleYear01	$ 727
3 years		rr_ExpenseExampleYear03	1,117
5 years		rr_ExpenseExampleYear05	1,433
10 years		rr_ExpenseExampleYear10	2,462
1 year		rr_ExpenseExampleNoRedemptionYear01	227
3 years		rr_ExpenseExampleNoRedemptionYear03	717
5 years		rr_ExpenseExampleNoRedemptionYear05	1,233
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,462
Label		rr_AverageAnnualReturnLabel	Class B (incepted December 31, 2003)
1 year		rr_AverageAnnualReturnYear01	(1.47%)
5 years		rr_AverageAnnualReturnYear05	8.82%
10 years		rr_AverageAnnualReturnYear10	5.07%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.32%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	2.24%
1 year		rr_ExpenseExampleYear01	$ 327
3 years		rr_ExpenseExampleYear03	717
5 years		rr_ExpenseExampleYear05	1,233
10 years		rr_ExpenseExampleYear10	2,650
1 year		rr_ExpenseExampleNoRedemptionYear01	227
3 years		rr_ExpenseExampleNoRedemptionYear03	717
5 years		rr_ExpenseExampleNoRedemptionYear05	1,233
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,650
Label		rr_AverageAnnualReturnLabel	Class C (incepted December 31, 2003)
1 year		rr_AverageAnnualReturnYear01	2.51%
5 years		rr_AverageAnnualReturnYear05	9.10%
10 years		rr_AverageAnnualReturnYear10	4.98%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.82%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	1.74%
1 year		rr_ExpenseExampleYear01	$ 177
3 years		rr_ExpenseExampleYear03	565
5 years		rr_ExpenseExampleYear05	978
10 years		rr_ExpenseExampleYear10	2,131
1 year		rr_ExpenseExampleNoRedemptionYear01	177
3 years		rr_ExpenseExampleNoRedemptionYear03	565
5 years		rr_ExpenseExampleNoRedemptionYear05	978
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,131
Label		rr_AverageAnnualReturnLabel	Class R (incepted September 30, 2005)
1 year		rr_AverageAnnualReturnYear01	3.94%
5 years		rr_AverageAnnualReturnYear05	9.48%
10 years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.32%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	1.24%
1 year		rr_ExpenseExampleYear01	$ 126
3 years		rr_ExpenseExampleYear03	410
5 years		rr_ExpenseExampleYear05	716
10 years		rr_ExpenseExampleYear10	1,583
1 year		rr_ExpenseExampleNoRedemptionYear01	126
3 years		rr_ExpenseExampleNoRedemptionYear03	410
5 years		rr_ExpenseExampleNoRedemptionYear05	716
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,583
Label		rr_AverageAnnualReturnLabel	Advisor Class (incepted December 31, 2012)
1 year		rr_AverageAnnualReturnYear01	4.43%
5 years		rr_AverageAnnualReturnYear05
10 years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	12.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | (after taxes on distributions) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(2.11%)
5 years		rr_AverageAnnualReturnYear05	8.24%
10 years		rr_AverageAnnualReturnYear10	4.62%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | (after taxes on distributions and sale of shares) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(0.59%)
5 years		rr_AverageAnnualReturnYear05	6.67%
10 years		rr_AverageAnnualReturnYear10	4.01%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)
1 year		rr_AverageAnnualReturnYear01	13.69%
5 years		rr_AverageAnnualReturnYear05	15.45%
10 years		rr_AverageAnnualReturnYear10	7.67%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)
1 year		rr_AverageAnnualReturnYear01	8.05%
5 years		rr_AverageAnnualReturnYear05	11.75%
10 years		rr_AverageAnnualReturnYear10	6.45%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Pacific Funds Portfolio Optimization Aggressive-Growth (formerly called PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND) | PL Portfolio Optimization Aggressive Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	PL Portfolio Optimization Aggressive Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)
1 year		rr_AverageAnnualReturnYear01	7.76%
5 years		rr_AverageAnnualReturnYear05	11.82%
10 years		rr_AverageAnnualReturnYear10	6.35%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003

[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	after Expense Reimbursement